Risk management and financial instruments - By Maturity (Details) (Not Designated as Hedging Instrument, Interest Rate Swap, USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 May 2011 - Jan 2016, 2.14% (a)	Dec. 31, 2013 May 2011 - Jan 2016, 2.14% (b)	Dec. 31, 2013 May 2012 - May 2017, 2.74%	Dec. 31, 2013 June 2012 - June 2017, 2.57%	Dec. 31, 2013 June 2012 - June 2017, 2.56%	Dec. 31, 2013 Aug 2012 - Aug 2017, 2.12%(a)	Dec. 31, 2013 Aug 2012 - Aug 2017, 2.12%(b)	Dec. 31, 2013 Dec 2012 – Dec 2019, 1.15%
Derivative [Line Items]
Outstanding principal amount	$ 1,100.0	$ 1,100.0	$ 200.0	$ 200.0	$ 100.0	$ 200.0	$ 100.0	$ 100.0	$ 100.0	$ 100.0
Receive rate			3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR	3 month LIBOR
Pay rate			2.14%	2.14%	2.74%	2.57%	2.56%	2.17%	2.17%	1.15%